Risk Management - Effect of Hedges (Details) MWh in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($) MWh	Dec. 31, 2025 CAD ($) MWh	Dec. 31, 2024 USD ($) MWh	Dec. 31, 2024 CAD ($) MWh
Disclosure of detailed information about hedging instruments [line items]
Fair value asset						$ 7
Fair value liability				$ 4
Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	$ (2)	$ 114
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Notional amount (MMWH) | MWh			0	0	2,628	2,628
Fair value liability				$ 0		$ 45
Gain (loss) on hedge ineffectiveness	(2)	114
Foreign-denominated Debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Fair value asset				$ 411		$ 431
Gain (loss) on hedge ineffectiveness	$ 0	$ 0
Foreign-denominated Debt | Net Investment Hedge | Currency risk | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 300		$ 300